Operating and Capital Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Operating and Capital Lease Commitments
Schedule of total minimum rental commitment

Operating
December 31,	Leases
2019	$16,344
2020	9,107
2021	5,114
2022	2,863
2023	1,001
Thereafter	408
Total minimum lease payments	$34,837